Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Financial Position (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 7,349,348	$ 25,975,604
Prepaid expenses and other assets	4,003,992	7,739,569
Advances to subsidiaries	673,575,960	390,811,557
Note receivable from subsidiaries	70,412,293	42,100,000
Investment in subsidiaries	391,955,354	353,629,225
Total assets	1,147,296,947	820,255,955
Liabilities
Accrued expenses and other liabilities	2,862,683	5,950,394
Advances from subsidiaries	38,692,442	59,500,001
Unsecured promissory notes	65,000,000
Total liabilities	106,555,125	65,450,395
Mezzanine equity
Convertible redeemable preferred shares (aggregate liquidation preference of $0 and $644,132,365 as of December 31, 2025 and December 31, 2024, respectively; and aggregate redemption value of $0 and $2,861,748,733 as of December 31, 2025 and December 31, 2024, respectively; Note 17)		2,861,748,733
Total mezzanine equity		2,861,748,733
Shareholders’ equity (deficit)	1,040,741,822	(2,106,943,173)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	1,147,296,947	820,255,955
Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Convertible redeemable preferred shares (aggregate liquidation preference of $0 and $644,132,365 as of December 31, 2025 and December 31, 2024, respectively; and aggregate redemption value of $0 and $2,861,748,733 as of December 31, 2025 and December 31, 2024, respectively; Note 17)		2,861,748,733
Total mezzanine equity		$ 2,861,748,733